Borrowings (Details Textual) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 INR (₨) ₨ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2023 USD ($)
Disclosure Of Borrowings [Line Items]
Maximum Amount of Securities Issuable	₨ 6,000,000
Description of conversion of debt to equity	The Tranche - I, CCDs shall be fully, mandatorily and compulsorily converted into equity shares by October 1, 2031 and the conversion ratio is decided based on the equity valuation as at March 31, 2023 as 0.8112.	The Tranche - I, CCDs shall be fully, mandatorily and compulsorily converted into equity shares by October 1, 2031 and the conversion ratio is decided based on the equity valuation as at March 31, 2023 as 0.8112.
Collateral Asset Member One [Member]
Disclosure Of Borrowings [Line Items]
Working Capital Facilities			₨ 250,000
Collateral Asset Member Two [Member]
Disclosure Of Borrowings [Line Items]
Working Capital Facilities	374,000		400,000
Collateral asset Member Three [Member]
Disclosure Of Borrowings [Line Items]
Working Capital Facilities	25,000		400,000
Compulsorily Convertible Debentures [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Amount 1	₨ 2,000,000		0
Compulsorily Convertible Debentures [Member] | Tranche one [Member]
Disclosure Of Borrowings [Line Items]
Conversion ratio	0.8112%	0.8112%
Collaterally Secured by Unencumbered Movable Fixed Asset [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 2,586,000		2,222,000
Collaterally Secured by Equitable Mortgages Over Properties [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	1,334,000		1,072,000
Collaterally Secured by Equitable Mortgage Over Vashi Property [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	876,000		950,000
Collaterally Secured by Equitable Mortgage Over Land And Building [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 470,000		₨ 680,000
Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Working Capital Facilities Bear Interest	5.40%	5.40%	5.40%	5.40%
Bottom of range [member] | Buyers Credit Bear Interest Rate [Member]
Disclosure Of Borrowings [Line Items]
Interest rate	0.67%		0.79%		0.67%
Top of range [member]
Disclosure Of Borrowings [Line Items]
Working Capital Facilities Bear Interest	9.30%	9.30%	9.45%	9.45%
Top of range [member] | Buyers Credit Bear Interest Rate [Member]
Disclosure Of Borrowings [Line Items]
Interest rate	1.10%		1.73%		1.10%
Movable Fixed Assets Funded By Term Loan And Project Receivables [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 3,867,000		₨ 4,282,000
Specific Project Receivables [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	306,000		721,000
Moveable Fixed Assets Funded Out Of Term Loan [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 2,509,000		₨ 331,000
Term bank loans [Member]
Disclosure Of Borrowings [Line Items]
Borrowings maturity	repayable in quarterly instalments within a tenor of 3 to 6 years after moratorium period ranging from 6 months to 2 years in certain cases	repayable in quarterly instalments within a tenor of 3 to 6 years after moratorium period ranging from 6 months to 2 years in certain cases
Term bank loans [Member] | Bottom of range [member] | Borrowings Interest Rate For Others [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate			7.20%
Term bank loans [Member] | Top of range [member] | Borrowings Interest Rate For Others [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate			10.84%
ECB [Member] | ECB Facility Agreement [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, Face amount | $					$ 5,000
Proceeds from borrowings | $		$ 5,000
Loan repaid | $		$ 100		$ 50
Kotak Special Situations Fund [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Interest Rate	6.00%	6.00%
Kotak Special Situations Fund [Member] | Series 1 Compulsorily Convertible Debentures [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Shares Issued 1 | shares			20,000,000	20,000,000
Debt Conversion Converted Instrument Share Price | (per share)		$ 100	₨ 100
Debt Conversion Converted Instrument Amount 1			₨ 2,000,000
Kotak Special Situations Fund [Member] | Series 2 Compulsorily Convertible Debentures [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Shares Issued 1 | shares	19,800,000	19,800,000	20,000,000	20,000,000
Debt Conversion Converted Instrument Share Price | (per share)	₨ 100	$ 100	₨ 100
Debt Conversion Converted Instrument Amount 1	₨ 1,980,000		₨ 200
Debt Conversion, Converted Instrument Rate	1.00%	1.00%	1.00%	1.00%
Kotak Special Situations Fund [Member] | Compulsorily Convertible Debentures [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Amount 1	₨ 2,000,000		₨ 0
Immovable Fixed Assets [Member] | Second Charge Mortgage Security Against Another Loan [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	1,000,000
Noida DC Project [Member] | Project Receivables and Movable Fixed Assets [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	1,635,000
Chennai DC Project [Member] | Project Receivables and Movable Fixed Assets [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	747,000
Rabale T5 DC Project [Member] | Project Receivables and Movable Fixed Assets [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 2,804,000
Other Working Capital Facilities [Member]
Disclosure Of Borrowings [Line Items]
Borrowings maturity	repayable over a period of 12 to 60 months on equated monthly / quarterly instalments	repayable over a period of 12 to 60 months on equated monthly / quarterly instalments
Borrowings	₨ 1,659,000		1,655,000
Processing charges paid	₨ 185,000		₨ 114,000
Other Working Capital Facilities [Member] | Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	8.30%		8.30%		8.30%
Other Working Capital Facilities [Member] | Top of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	10.50%		10.50%		10.50%
Other Working Capital Facilities Two [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 732,000		₨ 591,000
Processing charges paid	53,000		56,000
Other Working Capital Facilities Three [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 715,000		₨ 656,000